Fees Summary	Nov. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,303,000
Previously Paid Amount	0.00
Total Fee Amount	352.59
Total Offset Amount	0.00
Net Fee	352.59
Narrative - Max Aggregate Offering Price	$ 2,303,000
Final Prospectus	true